Offsetting Assets and Liabilities	12 Months Ended
Mar. 31, 2014
Offsetting Assets and Liabilities

30. Offsetting Assets and Liabilities

The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheet regarding to derivative assets and liabilities and other assets and liabilities as of March 31, 2013 and 2014 are as follows.

March 31, 2013

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Cash collateral
Derivative assets	¥17,124	¥(2,639)	¥14,485	¥(2,994)	¥(124)	¥11,367
Reverse repurchase, securities borrowing, and similar arrangements*2	7,752	(7,639)	113	0	0	113

Total assets	24,876	(10,278)	14,598	(2,994)	(124)	11,480

Derivative liabilities	20,676	(2,639)	18,037	(2,994)	(159)	14,884
Repurchase, securities lending, and similar arrangements*2	7,639	(7,639)	0	0	0	0

Total liabilities	¥28,315	¥(10,278)	¥18,037	¥(2,994)	¥(159)	¥14,884

March 31, 2014

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Cash collateral
Derivative assets	¥12,651	¥(214)	¥12,437	¥(1,015)	¥0	¥11,422
Reverse repurchase, securities borrowing, and similar arrangements*2	3,064	(3,049)	15	0	0	15

Total assets	15,715	(3,263)	12,452	(1,015)	0	11,437

Derivative liabilities	16,860	(214)	16,646	(1,015)	(571)	15,060
Repurchase, securities lending, and similar arrangements*2	3,049	(3,049)	0	0	0	0

Total liabilities	¥19,909	¥(3,263)	¥16,646	¥(1,015)	¥(571)	¥15,060

*1	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
*2	Reserve repurchase agreements and securities borrowing, and similar transactions are reported within other receivables in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within trade notes, accounts payable and other liabilities in the consolidated balance sheets.